Subsequent Event - Additional Information (Detail) (Solar [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Oct. 10, 2014	Sep. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Notes receivable, related parties, current		$ 20.0	$ 20.0
Subsequent Event [Member]
Debt Instrument [Line Items]
Capital contribution received	55.0
Notes receivable, related parties, current	20.0
Accrued interest on loan	$ 2.2